Right of use assets (Tables)	12 Months Ended
Jun. 30, 2025
Right Of Use Assets
Schedule of Right of use assets

	2025	2025	2024
	US$	S$	S$

Cost
At beginning of financial year	2,164,551	2,753,093	2,753,093
Additions	2,575,627	3,275,940	-
Acquisition	3,793,697	4,825,203	-
Written off	(3,118,402)	(3,966,296)	-
At end of financial year	5,415,473	6,887,940	2,753,093

Accumulated Depreciation
At beginning of financial year	2,146,106	2,729,633	2,230,998
Acquisition	2,902,285	3,691,417	-
Depreciation	843,989	1,073,469	498,635
Written off	(2,974,369)	(3,783,101)	-
At end of financial year	2,918,011	3,711,418	2,729,633

Carrying amount	2,497,462	3,176,522	23,460